Label	Element	Value
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Tesla, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.10%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.00%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.10%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	29.70%